UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:7/31/09

Item 1.  Schedule of Investments.

CMG ABS Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2009
Shares	Security	Market Value
	EXCHANGE TRADED FUNDS - 37.25%

	DEBT FUND - 32.41%
72,624	Access Flex High Yield Fund	$ 1,700,131
747,376	Columbia Funds Series Trust - Columbia High Income Fund	5,396,054
86,373	Profunds US Government Plus ProFund	2,896,073
84,047	ProShares Short S & P 500	5,109,217
251,388	TCW High Yield Bond Fund	1,402,742
499,542	Transamerica Premier High Yield Bond Fund	3,147,112
		19,651,329
	EQUITY FUND - 4.84%
16,686	Rydex Inverse S & P 500 2x Strategy Fund	538,131
101,175	Rydex OTC Fund	1,067,396
30,759	Rydex Series Russell 2000 Strategy Fund	1,064,582
9,835	Profunds Precious Metals UltraSector	266,146
		2,936,255

	TOTAL EXCHANGE TRADED FUNDS	22,587,584
	( Cost - $22,267,981)

	SHORT-TERM INVESTMENTS - 62.22%

	MONEY MARKET FUNDS - 50.07%
6,479,715	Fifth Third Institutional Class, 0.23%	6,479,715
2,073,719	Rydex US Govt Money Market, 0.01%	2,073,719
19,058,823	Rydex US Govt Money Market, 0.01%	19,058,823
2,750,854	ProFunds Money Market Profund, 0.02%	2,750,854
		30,363,111
	U.S. GOVERNMENT - 12.15%
540,000	United States Treasury Bill, 0.18%	539,784
6,830,000	United States Treasury Bill, 0.18%	6,827,268
		7,367,052

	TOTAL SHORT-TERM INVESTMENTS	37,730,163
	( Cost - $37,730,163)

	TOTAL INVESTMENTS - 99.47%
	(Cost $59,998,144)	$ 60,317,747
	OTHER ASSETS LESS LIABILITIES- 0.53%	319,176
	NET ASSETS - 100.00%	$ 60,636,923

CMG ABS Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009
		Unrealized
		Appreciation
Contracts	Security	(Depreciation)
	OPEN LONG FUTURES CONTRACTS
29	Australian Dollar Future September 2009	$ 107,010
	(Underlying Face Amount at Value $2,413,090)
40	Canadian Dollar Future September 2009	160,620
	(Underlying Face Amount at Value $3,708,000)
9	Euro Fx Future September 2009	21,413
	(Underlying Face Amount at Value $1,603,125)
3	New Zealand Dollar Future September 2009	7,910
	(Underlying Face Amount at Value $197,670)
2	USD / SEK September 2009	(15,543)
	(Underlying Face Amount at Value $199,800)
		281,410

	OPEN WRITTEN FUTURES CONTRACTS
7	British Pound Future September 2009	(13,694)
	(Underlying Face Amount at Value $730,056)
20	Japanese Yen Future September 2009	(19,975)
	(Underlying Face Amount at Value $2,638,250)
6	USD / NOK September 2009	27,081
	(Underlying Face Amount at Value $602,400)
8	Swiss Franc Future September 2009	(8,963)
	(Underlying Face Amount at Value $936,200)
	TOTAL NET UNREALIZED LOSS FROM OPEN WRITTEN FUTURES CONTRACTS	(15,551)

* Non-Income producing security.
At July 31, 2009, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:		$ 404,828
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:		(85,225)
Net unrealized appreciation		$ 319,603

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.
CMG ABS Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2009

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Portfolio’s assets and liabilities measured at fair value:

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 22,587,584	$ -	$ -	$ 22,587,584
Common Stock	$ 37,730,163	$ -	$ -	$ 37,730,163
Futures	$ -	$ 281,410	$ -	$ 281,410
Total	$ 60,317,747	$ 281,410	$ -	$ 60,599,157

Liabilities	Level 1	Level 2	Level 3	Total
Written Futures	$ (15,551)	$ -	$ -	$ (15,551)
Total	$ (15,551)	$ -	$ -	$ (15,551)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  9/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 9/29/09

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  9/29/09